Coworker Retirement and Other Compensation Benefits Profit Sharing and 401(K) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan expense	$ 23	$ 20	$ 22